Penn Capital Multi-Credit High Income Fund
Penn Capital Multi-Credit High Income Fund
Investment Objective
The Penn Capital Multi-Credit High Income Fund (the “Fund”) seeks to provide total return through interest income and capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Penn Capital Multi-Credit High Income Fund	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee Paid to the Fund (as a percentage of amount redeemed in 90 days or less from date of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Penn Capital Multi-Credit High Income Fund		Institutional Class	Investor Class
Management Fees		0.69%	0.69%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	2.11%	2.11%
Acquired Fund Fees and Expenses	[2]	0.08%	0.08%
Total Annual Fund Operating Expenses	[2]	2.88%	3.13%
Less Fee Waiver and/or Expense Reimbursement	[3]	(2.15%)	(2.15%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	[3]	0.73%	0.98%
[1]	"Other Expenses" are estimated for the Investor Class shares of the Fund for the current fiscal year.
[2]	Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which do not include acquired fund fees and expenses because the Financial Highlights reflect the actual operating expenses of the Fund.
[3]	PENN Capital Funds Trust (the "Trust") and Penn Capital Management Company, Inc. (the "Advisor"), have entered into an expense limitation agreement under which the Advisor has agreed to waive management fees and/or pay Fund expenses to the extent necessary so that the Fund's total annual operating expenses (including any acquired fund fees and expenses incurred by the Fund as a result of its investments in other investment companies managed by the Advisor, but excluding any acquired fund fees and expenses incurred by the Fund as a result of its investments in unaffiliated investment companies, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) through the period ending October 30, 2019, do not exceed 0.72% for Institutional Class shares and 0.97% for Investor Class shares. Under the agreement, the Advisor is entitled to be reimbursed by the Fund for any fees it waived and expenses it paid for a period of three years following the month of the fee waiver or payment, to the extent such reimbursement will not cause the Fund to exceed any applicable expense limit that was in place when the fees were waived or expenses paid. The expense limitation agreement may be terminated by the Board of Trustees (the "Board" or "Trustees") at any time and also will terminate automatically upon the expiration or termination of the Fund's advisory contract with the Advisor.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation applies only for the first year.

Your actual costs may be higher or lower:
Expense Example - Penn Capital Multi-Credit High Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	75	689	1,328	3,050
Investor Class	101	764	1,452	3,289

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the fiscal year ended June 30, 2018, the portfolio turnover rate for the Fund was 66% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in high yield debt instruments.  High yield debt instruments include high yield fixed income securities and senior floating rate bank loans that are generally rated at the time of purchase below investment grade.  Below-investment grade debt instruments (commonly called “high yield” or “junk”) are those instruments rated BB or lower by Standard & Poor’s Financial Services LLC (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the Advisor to be of comparable quality.  High yield securities include bonds, notes, debentures, preferred stock, payment-in-kind bonds, debt obligations issued by real estate investment trusts (“REITs”), and convertible securities.  The Advisor expects to engage in tactical allocations of direct investments as well as investment in other investment companies to achieve its investment objective.  As a result of this tactical allocation strategy, the Advisor is permitted to invest a significant portion of the Fund’s assets directly in bank loans or in instruments with exposure to bank loans, and alternatively, could invest significant amounts in bonds or other instruments identified herein, and less significantly in bank loans, depending upon the Advisor’s determination of market conditions as it considers the Fund’s tactical investment allocation.

The Fund is also permitted to invest in private placements, including Rule 144A fixed-income securities, in these types of securities.  The Fund also can invest in common stock received through restructuring of a defaulted bond or from the conversion of a convertible security, and investment grade debt instruments.  The Fund is permitted to invest in instruments of any maturity.  In addition, the Fund may have increased exposure to investments in the financials sector.  The Fund also is permitted to invest in the securities of leveraged companies (i.e., companies that issue debt).  The Fund’s investments also can include the securities of companies that are experiencing financial distress, are on the brink of a restructuring or liquidation, or are currently undergoing a restructuring or liquidation under or outside of Federal Bankruptcy Code proceedings, if the Advisor believes that such securities are undervalued and have potential for capital appreciation.

The Fund intends to invest primarily in debt securities that are U.S. dollar denominated, although the Fund may invest in debt securities denominated in foreign currencies.  The Fund may invest up to 25% of its net assets in debt of foreign companies.

To obtain exposure to bank loans, as well as other high yield instruments, the Fund also will invest in other investment companies, including affiliated investment companies, and exchange traded funds (“ETFs”), that have investment objectives similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.  The Fund will obtain exposure to senior floating rate loans through (at times significant) investments in affiliated investment companies.

The Fund’s investments directly in bank loans will be through syndicated loans.  Syndicated loans are an extension of credit provided by a group of lenders and are structured, arranged, syndicated and administered by one or more banks.  A syndicated bank loan is purchased either via “assignment” or “participation”.  When a loan is purchased via assignment, the buyer is approved by the borrower and becomes the legal lender of record.  When a loan is purchased via participation, the buyer receives the right to repayment but is not the legal lender of record.  Most loans acquired by the Fund will be via assignment.  Loan coupons are typically “floating” rate.  Floating rate securities generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter).  Floating rate coupons are typically set using the London Inter-Bank Offered Rate (“LIBOR”) plus the spread (i.e., the rate for such coupons will typically be a spread or margin over LIBOR).  The coupon determines the periodic interest payment that the loan holder will receive.

The Fund seeks to maintain a well-diversified portfolio of credit instruments with dual objectives of interest income and total return opportunities.  The Advisor considers both quantitative and qualitative factors in its evaluation and selection of investments for the Fund.  Quantitative measures include the review of company financial statements and analysis of the company’s projected future financial position.  Qualitative measures include evaluation of management, identification of market leaders within industries, and due-diligence research regarding customers, competitors and suppliers.  The Advisor could choose to sell a particular security if, for example, it no longer satisfies specific criteria based on the quantitative and qualitative factors outlined above, or to take advantage of what the Advisor has determined to be a better investment opportunity.

The Fund anticipates a higher than average portfolio turnover rate.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  The following principal risks could affect the value of your investment and the Fund’s performance:

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Agent Insolvency Risk.  In a syndicated loan, the agent bank is the bank in the syndicate that undertakes the bulk of the administrative duties involved in the day-to-day administration of the loan.  In the event of the insolvency of an agent bank, a loan could be subject to settlement risk as well as the risk of interruptions in the administrative duties performed in the day to day administration of the loan.

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Bank Loan Risk.  There are a number of risks associated with an investment in floating rate senior secured bank loans, including credit risk, interest rate risk, liquidity risk and prepayment risk.  Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods in excess of seven days all would likely impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments.  Extended trade settlement periods may result in cash not being immediately available to the Fund.  As a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations.

Bank loans in which the Fund invests have similar risks to below investment grade fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances could reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults.  Secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Fund.  If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations.  In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Loans generally are subject to legal or contractual restrictions on resale.  The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans.  For example, if the credit quality of a loan unexpectedly declines significantly, secondary market trading in that loan can also decline for a period of time.  During periods of infrequent trading, valuing a loan can be more difficult and buying and selling a loan at an acceptable price can be more difficult and delayed.  Difficulty in selling a loan can result in a loss.  Due to their subordination in the borrower’s capital structure, subordinated loans involve a higher degree of overall risk than senior bank loans of the same borrower.

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Convertible Securities Risk.  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.  Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and fixed income securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable).  A convertible security is not as sensitive to interest rate changes as a similar non-convertible fixed income security, and generally has less potential for gain or loss than the underlying stock.

•	Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed income security is unable or unwilling to meet its financial obligations.

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Debt/Fixed Income Securities Risk.  The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally.  Fixed income securities are generally subject to interest rate risk, prepayment/extension risk, and credit risk.

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ETF Risk.  ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.  In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, (1) the Fund may acquire ETF shares at a discount or premium to their net asset value per share (“NAV”) and (2) ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.  Trading of ETFs may be halted by the activation of individual or marketwide trading halts, or if the ETFs are delisted from an exchange.  Shareholders will indirectly be subject to the fees and expenses of the ETFs in which the Fund invests.

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Financials Sector Risk.  Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

•
Foreign Currency Risk.  The U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates.  Currency exchange rates can fluctuate significantly over short periods of time.

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Foreign Securities Risk.  Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility.  Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

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High Yield Securities Risk. High yield securities and unrated securities of similar credit quality, commonly known as “junk” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, a greater level of liquidity risk, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

•	Income Risk. Income risk is the possibility that the Fund’s income will decline because of falling interest rates.

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Interest Rate Risk.  An increase in interest rates may cause a fall in the value of the fixed income securities in which the Fund may invest.  The risks associated with rising interest rates may be more pronounced in the near future due to the current period of historically low rates.  Declines in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates.  This measure incorporates a security’s coupon, maturity, and call features, among other factors.

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Investments in Other Investment Companies Risk. Shareholders will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.  In addition, shareholders will be indirectly subject to the investment risks of the other investment companies.

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Leveraged Companies Risk.  Securities of leveraged companies tend to be more sensitive to issuer, political, market and economic developments than the market as a whole and the securities of other types of companies.  A decrease in the credit quality of a leveraged company can lead to a significant decrease in the value of the company’s securities.  In the event of liquidation or bankruptcy, a company’s creditors take precedence over the company’s stockholders.  Leveraged companies can have limited access to additional capital .

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Liquidity Risk.  Certain securities may be difficult (or impossible) to sell at the time and at the price the Advisor would like.  As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities.  There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.  Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments.  Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.  Liquidity risk can be more pronounced in periods of market turmoil.  It may be more difficult for the Fund to determine an accurate good faith fair value of an illiquid investment than that of a more liquid comparable investment.  If the Fund sells investments with extended settlement times, such as loans, the settlement proceeds from the sales may not be available to meet the Fund’s redemption obligations for a substantial period of time.

•	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement the Fund’s investment strategies.

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Market Risk.  The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers.  The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

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Maturity Risk.  Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield.  Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield.

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Payment-In-Kind Securities Risk.  The value, interest rates, and liquidity of non-cash paying instruments, such as payment-in-kind securities, are subject to greater fluctuation than other types of securities.  The higher yields and interest rates on payment-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans.  Payment-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral.

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Portfolio Turnover Risk.  The Advisor’s tactical investment process is expected to result in a high portfolio turnover rate.  Frequent trading increases the Fund’s portfolio turnover rate and transaction costs, such as brokerage commissions, dealer mark-ups and taxes.  Increased transaction costs could detract from the Fund’s performance.

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Preferred Stock Risk.  Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

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Prepayment Risk.  Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security’s maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

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Private Placement Risk.  The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended.  Privately issued securities are restricted securities that are not registered with the U.S. Securities and Exchange Commission (“SEC”).  Accordingly, the liquidity of the market for specific privately issued securities may vary.  Delay or difficulty in selling such securities may result in a loss to the Fund.  Privately issued securities that the Advisor determines to be “illiquid” are subject to the Fund’s policy of not investing more than 15% of its net assets in illiquid securities.

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Rating Agencies Risk.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities.  Generally, investment risk and price volatility increase as a security’s credit rating declines.  Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant.  A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.  The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

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Redemption Risk.  The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests.  Selling securities to meet such redemptions could cause the Fund to experience a loss, increase the Fund’s transaction costs, or have tax consequences.  To the extent that a large shareholder invests, the Fund may experience relatively large redemptions of such shareholder reallocates its assets.

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REIT Risk.  Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.  A REIT’s performance depends on the types, values and locations of the properties it owns and how well those properties are managed.  Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments.  The risk of defaults is generally higher in the case of mortgage pools that include subprime mortgages (which refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments, and second-lien mortgage loans), and a decline in or flattening of property values also may exacerbate losses.  Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

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Volatility Risk.  The value of securities in the Fund’s portfolio may go down.  The Fund’s portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations.  Consequently, the Fund’s share price may decline and you could lose money.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows how the performance of the Fund’s Institutional Class shares has varied from year to year.  The table shows how the average annual total returns of the Fund’s Institutional Class Shares for various periods compare with those of ICE BofAML High Yield Constrained Index, a broad measure of market performance.  The table also compares the Fund’s performance against an index comprised of the returns of a blended benchmark that has investment characteristics similar to the Fund: 50% ICE BofAML High Yield Constrained Index and 50% S&P/LSTA BB Loan Index.  The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available online at www.penncapitalfunds.com or by calling 1-844-302-PENN (7366).

Institutional Class Shares Calendar Year Returns as of December 31

The Fund’s calendar year-to-date return as of September 30, 2018 was 3.52%.  During the period shown in the bar chart, the highest return for a calendar quarter was 5.58% (quarter ended September 30, 2016), and the lowest return for a calendar quarter was 0.49% (quarter ended December 31, 2017).

Average Annual Total Returns for the periods ended December 31, 2017
Average Annual Returns - Penn Capital Multi-Credit High Income Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Return Before Taxes	6.88%	8.95%	Dec. 01, 2015
After Taxes on Distributions | Institutional Class	Return After Taxes on Distributions	2.94%	5.39%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	Return After Taxes on Distributions and Sale of Fund Shares	3.91%	5.20%
ICE BofAML High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	ICE BofAML High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	7.47%	10.44%	Dec. 01, 2015
50% ICE BofAML High Yield Constrained Index - 50% S&P/LSTA BB Loan Index (reflects no deduction for fees, expenses or taxes)	50% ICE BofAML High Yield Constrained Index - 50% S&P/LSTA BB Loan Index (reflects no deduction for fees, expenses or taxes)	5.44%	7.67%	Dec. 01, 2015

Actual after-tax returns depend on each shareholder’s individual tax situation and may differ from those shown in the preceding table.  When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.  After-tax returns are not relevant for a shareholder who holds fund shares in a tax deferred account, such as an individual retirement account or a 401(k) plan.  Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance information for Investor Class shares is not shown because Investor Class shares have not yet been offered as of the date of this Prospectus.